Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs
Production costs - raw, ancillary and consumable materials and goods	€ 85,139	€ 41,174	€ 21,432
Production costs - services	10,303	10,646	9,710
Lease expense and other	2,301	1,233	876
Net provisions for contingencies	2,985	707	349
Other expenses	2,069	1,983	1,317
Purchase, services and other charges gross	102,797	55,743	33,684
capitalized direct costs associated with self-constructed assets - tangible assets	(246)	(185)	(128)
capitalized direct costs associated with self-constructed assets - intangible assets	(22)	(9)	(5)
Purchases, services and other	€ 102,529	€ 55,549	€ 33,551